Goldman Sachs Small Cap Equity Insights Fund Average Annual Total Returns - Class A C Inst Serv Inv R R6 Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.81%	6.09%	9.61%
Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.14%	14.27%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		8.77%	8.66%	9.55%
Performance Inception Date	Aug. 15, 1997
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.78%	5.43%	7.70%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.58%	5.81%	7.20%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		13.09%	9.07%	9.34%	[1]
Performance Inception Date	Aug. 15, 1997
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		15.52%	10.30%	10.58%
Performance Inception Date	Aug. 15, 1997
Service Shares
Prospectus [Line Items]
Average Annual Return, Percent		14.97%	9.74%	10.03%
Performance Inception Date	Aug. 15, 1997
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		15.41%	10.17%	10.44%
Performance Inception Date	Nov. 30, 2007
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent		14.81%	9.62%	9.89%
Performance Inception Date	Nov. 30, 2007
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		15.57%	10.31%	10.60%	[2]
Performance Inception Date	Jul. 31, 2015

[1]	Class C Shares automatically convert into Class A Shares eight years after the purchase date. The 10-Year performance for Class C Shares does not reflect the conversion to Class A Shares after the first eight years of performance.
[2]	Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.